Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	RBC Funds Trust
Entity Central Index Key	0001272950
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000134841 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	REEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Emerging Markets Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Emerging Markets Equity Fund (Class A/REEAX)	$118	1.13%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied to emerging market countries that are considered by the Fund to have the potential to provide long-term capital growth. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection within the Financials and Consumer Discretionary sector contributed positively to relative returns.
Sector Asset Weighting	Positive	The Fund’s zero weighting to the Energy and Utilities sectors benefited relative returns.
Country Security Selection	Positive	Security selection in India and South Korea contributed positively to relative returns.
Country Asset Weighting	Negative	The Fund’s overweight exposure to Indonesia and Mexico detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Emerging Markets Equity Fund (Class A/REEAX)— including sales load (5.75%)	2.32%	7.21%	3.50%
RBC Emerging Markets Equity Fund (Class A/REEAX) — excluding sales load	8.58%	8.49%	4.12%
MSCI Emerging Markets Net Total Return USD Index	8.09%	7.94%	3.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 3,938,509,930
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 23,226,836
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,938,509,930
Total number of portfolio holdings	52
Portfolio turnover rate as of the end of the reporting period	16%
Total advisory fee paid (net of fee waivers/reimbursements)	$23,226,836

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.1%
HDFC Bank Ltd.	6.9%
Tencent Holdings Ltd.	6.3%
Tata Consultancy Services Ltd.	3.8%
Antofagasta Plc	3.5%
Alibaba Group Holding Ltd.	3.1%
Mahindra & Mahindra Ltd.	3.0%
Unilever Plc	3.0%
Hong Kong Exchanges & Clearing Ltd.	3.0%
AIA Group Ltd.	2.9%
Top Ten Countries
China	23.3%
India	17.8%
Taiwan	15.9%
Korea	8.5%
Hong Kong	5.9%
Brazil	5.2%
South Africa	4.8%
Mexico	3.7%
Chile	3.5%
United Kingdom	3.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.1%
HDFC Bank Ltd.	6.9%
Tencent Holdings Ltd.	6.3%
Tata Consultancy Services Ltd.	3.8%
Antofagasta Plc	3.5%
Alibaba Group Holding Ltd.	3.1%
Mahindra & Mahindra Ltd.	3.0%
Unilever Plc	3.0%
Hong Kong Exchanges & Clearing Ltd.	3.0%
AIA Group Ltd.	2.9%

C000134842 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	REEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Emerging Markets Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Emerging Markets Equity Fund (Class I/REEIX)	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied to emerging market countries that are considered by the Fund to have the potential to provide long-term capital growth. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection within the Financials and Consumer Discretionary sector contributed positively to relative returns.
Sector Asset Weighting	Positive	The Fund’s zero weighting to the Energy and Utilities sectors benefited relative returns.
Country Security Selection	Positive	Security selection in India and South Korea contributed positively to relative returns.
Country Asset Weighting	Negative	The Fund’s overweight exposure to Indonesia and Mexico detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 250,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Emerging Markets Equity Fund (Class I/REEIX)	8.91%	8.76%	4.37%
MSCI Emerging Markets Net Total Return USD Index	8.09%	7.94%	3.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 3,938,509,930
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 23,226,836
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,938,509,930
Total number of portfolio holdings	52
Portfolio turnover rate as of the end of the reporting period	16%
Total advisory fee paid (net of fee waivers/reimbursements)	$23,226,836

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.1%
HDFC Bank Ltd.	6.9%
Tencent Holdings Ltd.	6.3%
Tata Consultancy Services Ltd.	3.8%
Antofagasta Plc	3.5%
Alibaba Group Holding Ltd.	3.1%
Mahindra & Mahindra Ltd.	3.0%
Unilever Plc	3.0%
Hong Kong Exchanges & Clearing Ltd.	3.0%
AIA Group Ltd.	2.9%
Top Ten Countries
China	23.3%
India	17.8%
Taiwan	15.9%
Korea	8.5%
Hong Kong	5.9%
Brazil	5.2%
South Africa	4.8%
Mexico	3.7%
Chile	3.5%
United Kingdom	3.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.1%
HDFC Bank Ltd.	6.9%
Tencent Holdings Ltd.	6.3%
Tata Consultancy Services Ltd.	3.8%
Antofagasta Plc	3.5%
Alibaba Group Holding Ltd.	3.1%
Mahindra & Mahindra Ltd.	3.0%
Unilever Plc	3.0%
Hong Kong Exchanges & Clearing Ltd.	3.0%
AIA Group Ltd.	2.9%

C000175516 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	RREMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Emerging Markets Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Emerging Markets Equity Fund (Class R6/RREMX)	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied to emerging market countries that are considered by the Fund to have the potential to provide long-term capital growth. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection within the Financials and Consumer Discretionary sector contributed positively to relative returns.
Sector Asset Weighting	Positive	The Fund’s zero weighting to the Energy and Utilities sectors benefited relative returns.
Country Security Selection	Positive	Security selection in India and South Korea contributed positively to relative returns.
Country Asset Weighting	Negative	The Fund’s overweight exposure to Indonesia and Mexico detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 250,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Emerging Markets Equity Fund (Class R6/RREMX)	8.79%	8.73%	4.38%(a)
MSCI Emerging Markets Net Total Return USD Index	8.09%	7.94%	3.71%
(a)
The Fund’s Class R6 shares commenced operations on November 22, 2016.  Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 20,2013) and has been adjusted to reflect the fees and expenses of Class R6.

Performance Inception Date	Nov. 22, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 3,938,509,930
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 23,226,836
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,938,509,930
Total number of portfolio holdings	52
Portfolio turnover rate as of the end of the reporting period	16%
Total advisory fee paid (net of fee waivers/reimbursements)	$23,226,836

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.1%
HDFC Bank Ltd.	6.9%
Tencent Holdings Ltd.	6.3%
Tata Consultancy Services Ltd.	3.8%
Antofagasta Plc	3.5%
Alibaba Group Holding Ltd.	3.1%
Mahindra & Mahindra Ltd.	3.0%
Unilever Plc	3.0%
Hong Kong Exchanges & Clearing Ltd.	3.0%
AIA Group Ltd.	2.9%
Top Ten Countries
China	23.3%
India	17.8%
Taiwan	15.9%
Korea	8.5%
Hong Kong	5.9%
Brazil	5.2%
South Africa	4.8%
Mexico	3.7%
Chile	3.5%
United Kingdom	3.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.1%
HDFC Bank Ltd.	6.9%
Tencent Holdings Ltd.	6.3%
Tata Consultancy Services Ltd.	3.8%
Antofagasta Plc	3.5%
Alibaba Group Holding Ltd.	3.1%
Mahindra & Mahindra Ltd.	3.0%
Unilever Plc	3.0%
Hong Kong Exchanges & Clearing Ltd.	3.0%
AIA Group Ltd.	2.9%

C000138515 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Short Duration Fixed Income Fund
Class Name	Class A
Trading Symbol	RSHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Short Duration Fixed Income Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Short Duration Fixed Income Fund (Class A/RSHFX)	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income	Positive	Over the past year, the Fund exhibited a strategic overweight to spread sectors, principally asset-backed securities (“ABS”) and investment grade corporate bonds. Income generated from these sectors was the primary driver of performance over the last 12 months.
Sector Allocations - Credit Spreads	Positive	The fund benefitted from allocations to risk assets, as spreads tightened across sectors within the last year. Within spread sectors, ABS was the main contributor to fund performance, with further support from financial and non-financial corporates.
Duration	Negative	The duration of the Fund slightly exceeded that of the benchmark at times throughout the year, detracting from performance as interest rates moved higher over the recent period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Short Duration Fixed Income Fund (Class A/RSHFX)— including sales load (1.50%)	4.31%	2.79%	2.19%
RBC BlueBay Short Duration Fixed Income Fund (Class A/RSHFX) — excluding sales load	5.93%	3.11%	2.35%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	4.88%	-0.40%	1.46%
ICE BofA 1-3 Year US Corporate & Government Index (Strategy Benchmark)	5.65%	1.59%	1.74%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 71,229,341
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ (60,313)
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$71,229,341
Total number of portfolio holdings	163
Portfolio turnover rate as of the end of the reporting period	67%
Total advisory fee paid (net of fee waivers/reimbursements)	$(60,313)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.28%, 4/22/25	2.1%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.24%, 5/1/25	2.1%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.25%, 5/27/25	2.1%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.23%, 6/20/25	2.1%
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/27	1.4%
JPMorgan Chase & Co., 6.07%, 10/22/27	1.4%
American Express Co., 6.34%, 10/30/26	1.4%
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	1.4%
NextGear Floorplan Master Owner Trust, Series 2025-1A, Class B, 4.89%, 2/15/30	1.4%
Ford Credit Auto Owner Trust, Series 2021-2, Class D, 2.60%, 5/15/34	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.28%, 4/22/25	2.1%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.24%, 5/1/25	2.1%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.25%, 5/27/25	2.1%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.23%, 6/20/25	2.1%
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/27	1.4%
JPMorgan Chase & Co., 6.07%, 10/22/27	1.4%
American Express Co., 6.34%, 10/30/26	1.4%
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	1.4%
NextGear Floorplan Master Owner Trust, Series 2025-1A, Class B, 4.89%, 2/15/30	1.4%
Ford Credit Auto Owner Trust, Series 2021-2, Class D, 2.60%, 5/15/34	1.1%

C000135576 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Short Duration Fixed Income Fund
Class Name	Class I
Trading Symbol	RSDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Short Duration Fixed Income Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Short Duration Fixed Income Fund (Class I/RSDIX)	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income	Positive	Over the past year, the Fund exhibited a strategic overweight to spread sectors, principally asset-backed securities (“ABS”) and investment grade corporate bonds. Income generated from these sectors was the primary driver of performance over the last 12 months.
Sector Allocations - Credit Spreads	Positive	The fund benefitted from allocations to risk assets, as spreads tightened across sectors within the last year. Within spread sectors, ABS was the main contributor to fund performance, with further support from financial and non-financial corporates.
Duration	Negative	The duration of the Fund slightly exceeded that of the benchmark at times throughout the year, detracting from performance as interest rates moved higher over the recent period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Short Duration Fixed Income Fund (Class I/RSDIX)	6.14%	3.19%	2.44%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	4.88%	-0.40%	1.46%
ICE BofA 1-3 Year US Corporate & Government Index (Strategy Benchmark)	5.65%	1.59%	1.74%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 71,229,341
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ (60,313)
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$71,229,341
Total number of portfolio holdings	163
Portfolio turnover rate as of the end of the reporting period	67%
Total advisory fee paid (net of fee waivers/reimbursements)	$(60,313)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.28%, 4/22/25	2.1%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.24%, 5/1/25	2.1%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.25%, 5/27/25	2.1%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.23%, 6/20/25	2.1%
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/27	1.4%
JPMorgan Chase & Co., 6.07%, 10/22/27	1.4%
American Express Co., 6.34%, 10/30/26	1.4%
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	1.4%
NextGear Floorplan Master Owner Trust, Series 2025-1A, Class B, 4.89%, 2/15/30	1.4%
Ford Credit Auto Owner Trust, Series 2021-2, Class D, 2.60%, 5/15/34	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.28%, 4/22/25	2.1%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.24%, 5/1/25	2.1%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.25%, 5/27/25	2.1%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.23%, 6/20/25	2.1%
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/27	1.4%
JPMorgan Chase & Co., 6.07%, 10/22/27	1.4%
American Express Co., 6.34%, 10/30/26	1.4%
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	1.4%
NextGear Floorplan Master Owner Trust, Series 2025-1A, Class B, 4.89%, 2/15/30	1.4%
Ford Credit Auto Owner Trust, Series 2021-2, Class D, 2.60%, 5/15/34	1.1%

C000138516 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Ultra-Short Fixed Income Fund
Class Name	Class A
Trading Symbol	RULFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Ultra-Short Fixed Income Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Ultra-Short Fixed Income Fund (Class A/RULFX)	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income	Positive	Over the past year, the Fund exhibited a strategic overweight to spread sectors, principally asset-backed securities (“ABS”) and investment grade corporate bonds. Income generated from these sectors was the primary driver of performance over the last 12 months.
Sector Allocations - Credit Spreads	Positive	The Fund benefitted from allocations to risk assets, as spreads tightened across sectors within the last year. Within spread sectors, ABS was the main contributor to Fund performance, with further support from financial and non-financial corporates.
Duration	Positive	Throughout the year, the Fund maintained a materially short duration position relative to the benchmark, which was supportive of performance as interest rates moved higher over the recent period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Ultra-Short Fixed Income Fund (Class A/RULFX)	5.74%	3.91%	2.60%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	4.88%	-0.40%	1.46%
ICE BofA US 1-Year Treasury Bill Index (Strategy Benchmark)	5.08%	2.14%	1.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 92,702,274
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ (79,220)
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$92,702,274
Total number of portfolio holdings	152
Portfolio turnover rate as of the end of the reporting period	71%
Total advisory fee paid (net of fee waivers/reimbursements)	$(79,220)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.28%, 4/22/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.22%, 4/24/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.24%, 5/13/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.22%, 5/15/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.27%, 5/20/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.26%, 6/5/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.22%, 6/26/25	1.9%
Bank of America Corp., 5.08%, 1/20/27	1.6%
Charles Schwab Corp. (The), (SOFR Index + 1.050%), 5.41%, 3/3/27	1.4%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.24%, 4/3/25	1.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.28%, 4/22/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.22%, 4/24/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.24%, 5/13/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.22%, 5/15/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.27%, 5/20/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.26%, 6/5/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.22%, 6/26/25	1.9%
Bank of America Corp., 5.08%, 1/20/27	1.6%
Charles Schwab Corp. (The), (SOFR Index + 1.050%), 5.41%, 3/3/27	1.4%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.24%, 4/3/25	1.3%

C000135577 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Ultra-Short Fixed Income Fund
Class Name	Class I
Trading Symbol	RUSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Ultra-Short Fixed Income Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Ultra-Short Fixed Income Fund (Class I/RUSIX)	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income	Positive	Over the past year, the Fund exhibited a strategic overweight to spread sectors, principally asset-backed securities (“ABS”) and investment grade corporate bonds. Income generated from these sectors was the primary driver of performance over the last 12 months.
Sector Allocations - Credit Spreads	Positive	The Fund benefitted from allocations to risk assets, as spreads tightened across sectors within the last year. Within spread sectors, ABS was the main contributor to Fund performance, with further support from financial and non-financial corporates.
Duration	Positive	Throughout the year, the Fund maintained a materially short duration position relative to the benchmark, which was supportive of performance as interest rates moved higher over the recent period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Ultra-Short Fixed Income Fund (Class I/RUSIX)	5.75%	4.00%	2.68%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	4.88%	-0.40%	1.46%
ICE BofA US 1-Year Treasury Bill Index (Strategy Benchmark)	5.08%	2.14%	1.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 92,702,274
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ (79,220)
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$92,702,274
Total number of portfolio holdings	152
Portfolio turnover rate as of the end of the reporting period	71%
Total advisory fee paid (net of fee waivers/reimbursements)	$(79,220)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.28%, 4/22/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.22%, 4/24/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.24%, 5/13/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.22%, 5/15/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.27%, 5/20/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.26%, 6/5/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.22%, 6/26/25	1.9%
Bank of America Corp., 5.08%, 1/20/27	1.6%
Charles Schwab Corp. (The), (SOFR Index + 1.050%), 5.41%, 3/3/27	1.4%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.24%, 4/3/25	1.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.28%, 4/22/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.22%, 4/24/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.24%, 5/13/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.22%, 5/15/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.27%, 5/20/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.26%, 6/5/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.22%, 6/26/25	1.9%
Bank of America Corp., 5.08%, 1/20/27	1.6%
Charles Schwab Corp. (The), (SOFR Index + 1.050%), 5.41%, 3/3/27	1.4%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.24%, 4/3/25	1.3%

C000217814 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Global Opportunities Fund
Class Name	Class A
Trading Symbol	RGPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Global Opportunities Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Global Opportunities Fund (Class A/RGPAX)	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund will typically invest at least the lesser of (i) 40% of its total assets in the securities of issuers located in countries other than the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located in countries other than the United States included in the MSCI ACWI Net Total Return USD Index, unless the Sub-Advisor determines, in its sole discretion, that conditions are not favorable. If the Sub-Advisor determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. The Fund will normally invest in equity securities of companies domiciled in at least three countries (one of which may be the United States).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Netflix Inc., Taiwan Semiconductor Manufacturing Co Ltd, and NVIDIA Corp. provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Novo Nordisk A/S, Recruit Holdings Co Ltd, and Microsoft Corp. detracted the most from stock-specific contribution to absolute performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Global Opportunities Fund (Class A/RGPAX)— including sales load (5.75%)	-2.42%	10.62%	8.27%(a)
RBC Global Opportunities Fund (Class A/RGPAX) — excluding sales load	3.55%	11.94%	8.92%(a)
MSCI ACWI Net Total Return USD Index	7.15%	15.18%	8.84%
(a)
The Fund’s Class A shares commenced operations on January 28, 2020. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 3, 2014) and has been adjusted to reflect the fees and expenses of Class A.

Performance Inception Date	Jan. 28, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 482,208,854
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 2,942,301
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$482,208,854
Total number of portfolio holdings	40
Portfolio turnover rate as of the end of the reporting period	72%
Total advisory fee paid (net of fee waivers/reimbursements)	$2,942,301

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	6.7%
Safran SA	4.0%
UnitedHealth Group, Inc.	3.7%
Chubb Ltd.	3.5%
AutoZone, Inc.	3.4%
Amazon.com, Inc.	3.3%
McKesson Corp.	3.3%
Unilever Plc	3.3%
National Grid Plc	3.1%
SAP SE	3.0%
Top Ten Countries
United States	61.9%
United Kingdom	11.6%
Switzerland	4.1%
France	4.0%
Japan	3.5%
Ireland	3.0%
Germany	3.0%
India	2.9%
Hong Kong	2.4%
Taiwan	2.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.7%
Safran SA	4.0%
UnitedHealth Group, Inc.	3.7%
Chubb Ltd.	3.5%
AutoZone, Inc.	3.4%
Amazon.com, Inc.	3.3%
McKesson Corp.	3.3%
Unilever Plc	3.3%
National Grid Plc	3.1%
SAP SE	3.0%

C000146417 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Global Opportunities Fund
Class Name	Class I
Trading Symbol	RGOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Global Opportunities Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Global Opportunities Fund (Class I/RGOIX)	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund will typically invest at least the lesser of (i) 40% of its total assets in the securities of issuers located in countries other than the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located in countries other than the United States included in the MSCI ACWI Net Total Return USD Index, unless the Sub-Advisor determines, in its sole discretion, that conditions are not favorable. If the Sub-Advisor determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. The Fund will normally invest in equity securities of companies domiciled in at least three countries (one of which may be the United States).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Netflix Inc., Taiwan Semiconductor Manufacturing Co Ltd, and NVIDIA Corp. provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Novo Nordisk A/S, Recruit Holdings Co Ltd, and Microsoft Corp. detracted the most from stock-specific contribution to absolute performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 100,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Global Opportunities Fund (Class I/RGOIX)	3.80%	12.24%	9.14%
MSCI ACWI Net Total Return USD Index	7.15%	15.18%	8.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 482,208,854
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 2,942,301
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$482,208,854
Total number of portfolio holdings	40
Portfolio turnover rate as of the end of the reporting period	72%
Total advisory fee paid (net of fee waivers/reimbursements)	$2,942,301

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	6.7%
Safran SA	4.0%
UnitedHealth Group, Inc.	3.7%
Chubb Ltd.	3.5%
AutoZone, Inc.	3.4%
Amazon.com, Inc.	3.3%
McKesson Corp.	3.3%
Unilever Plc	3.3%
National Grid Plc	3.1%
SAP SE	3.0%
Top Ten Countries
United States	61.9%
United Kingdom	11.6%
Switzerland	4.1%
France	4.0%
Japan	3.5%
Ireland	3.0%
Germany	3.0%
India	2.9%
Hong Kong	2.4%
Taiwan	2.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.7%
Safran SA	4.0%
UnitedHealth Group, Inc.	3.7%
Chubb Ltd.	3.5%
AutoZone, Inc.	3.4%
Amazon.com, Inc.	3.3%
McKesson Corp.	3.3%
Unilever Plc	3.3%
National Grid Plc	3.1%
SAP SE	3.0%

C000175517 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Global Opportunities Fund
Class Name	Class R6
Trading Symbol	RGORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Global Opportunities Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Global Opportunities Fund (Class R6/RGORX)	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund will typically invest at least the lesser of (i) 40% of its total assets in the securities of issuers located in countries other than the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located in countries other than the United States included in the MSCI ACWI Net Total Return USD Index, unless the Sub-Advisor determines, in its sole discretion, that conditions are not favorable. If the Sub-Advisor determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. The Fund will normally invest in equity securities of companies domiciled in at least three countries (one of which may be the United States).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Netflix Inc., Taiwan Semiconductor Manufacturing Co Ltd, and NVIDIA Corp. provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Novo Nordisk A/S, Recruit Holdings Co Ltd, and Microsoft Corp. detracted the most from stock-specific contribution to absolute performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 250,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Global Opportunities Fund (Class R6/RGORX)	3.89%	12.29%	9.20%(a)
MSCI ACWI Net Total Return USD Index	7.15%	15.18%	8.84%
(a)
The Fund’s Class R6 shares commenced operations on November 22, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 3, 2014) and has been adjusted to reflect the fees and expenses of Class R6.

Performance Inception Date	Nov. 22, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 482,208,854
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 2,942,301
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$482,208,854
Total number of portfolio holdings	40
Portfolio turnover rate as of the end of the reporting period	72%
Total advisory fee paid (net of fee waivers/reimbursements)	$2,942,301

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	6.7%
Safran SA	4.0%
UnitedHealth Group, Inc.	3.7%
Chubb Ltd.	3.5%
AutoZone, Inc.	3.4%
Amazon.com, Inc.	3.3%
McKesson Corp.	3.3%
Unilever Plc	3.3%
National Grid Plc	3.1%
SAP SE	3.0%
Top Ten Countries
United States	61.9%
United Kingdom	11.6%
Switzerland	4.1%
France	4.0%
Japan	3.5%
Ireland	3.0%
Germany	3.0%
India	2.9%
Hong Kong	2.4%
Taiwan	2.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.7%
Safran SA	4.0%
UnitedHealth Group, Inc.	3.7%
Chubb Ltd.	3.5%
AutoZone, Inc.	3.4%
Amazon.com, Inc.	3.3%
McKesson Corp.	3.3%
Unilever Plc	3.3%
National Grid Plc	3.1%
SAP SE	3.0%

C000195520 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets Value Equity Fund
Class Name	Class A
Trading Symbol	REVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Emerging Markets Value Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Emerging Markets Value Equity Fund (Class A/REVAX)	$126	1.22%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied economically to emerging market countries that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Negative	Weaker security selection within the Information Technology and Healthcare sectors detracted from relative returns.
Sector Asset Weighting	Positive	The Fund’s overweight exposure to the Consumer Discretionary and Financials sectors was a positive contributor.
Country Security Selection	Negative	Security selection in China detracted from the Fund’s performance.
Country Asset Weighting	Positive	The Fund’s overweight exposure to South Africa was a positive contributor.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC Emerging Markets Value Equity Fund (Class A/REVAX)— including sales load (5.75%)	0.16%	10.05%(a)	1.32%(a)
RBC Emerging Markets Value Equity Fund (Class A/REVAX) — excluding sales load	6.26%	11.36%(a)	2.17%(a)
MSCI Emerging Markets Net Total Return USD Index	8.09%	7.94%	1.95%
(a)
The Fund’s Class A shares commenced operations on April 19, 2022. Performance shown for this share class prior to commencement of operations reflects the performance of Class I share (which commenced operations on February 9, 2018) and has been adjusted to reflect the fees and expenses of Class A.

Performance Inception Date	Apr. 19, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 57,651,937
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 168,174
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$57,651,937
Total number of portfolio holdings	79
Portfolio turnover rate as of the end of the reporting period	40%
Total advisory fee paid (net of fee waivers/reimbursements)	$168,174

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
Alibaba Group Holding Ltd.	6.0%
Naspers Ltd.	4.5%
China Merchants Bank Co. Ltd.	3.5%
HDFC Bank Ltd.	3.4%
Axis Bank Ltd.	2.6%
Ping An Insurance Group Co. of China Ltd.	2.5%
Samsung Electronics Co. Ltd.	2.3%
Shriram Finance Ltd.	2.2%
Hindalco Industries Ltd.	2.2%
Top Ten Countries
China	27.1%
India	13.6%
Taiwan	13.0%
South Africa	8.7%
Korea	7.6%
Brazil	5.7%
Chile	3.7%
Mexico	2.3%
Indonesia	2.3%
Vietnam	2.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
Alibaba Group Holding Ltd.	6.0%
Naspers Ltd.	4.5%
China Merchants Bank Co. Ltd.	3.5%
HDFC Bank Ltd.	3.4%
Axis Bank Ltd.	2.6%
Ping An Insurance Group Co. of China Ltd.	2.5%
Samsung Electronics Co. Ltd.	2.3%
Shriram Finance Ltd.	2.2%
Hindalco Industries Ltd.	2.2%

C000195521 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets Value Equity Fund
Class Name	Class I
Trading Symbol	REMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Emerging Markets Value Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Emerging Markets Value Equity Fund (Class I/REMVX)	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied economically to emerging market countries that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Negative	Weaker security selection within the Information Technology and Healthcare sectors detracted from relative returns.
Sector Asset Weighting	Positive	The Fund’s overweight exposure to the Consumer Discretionary and Financials sectors was a positive contributor.
Country Security Selection	Negative	Security selection in China detracted from the Fund’s performance.
Country Asset Weighting	Positive	The Fund’s overweight exposure to South Africa was a positive contributor.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 250,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC Emerging Markets Value Equity Fund (Class I/REMVX)	6.53%	11.62%	2.40%(a)
MSCI Emerging Markets Net Total Return USD Index	8.09%	7.94%	1.95%
(a)	Commenced operations on February 9, 2018.

Performance Inception Date	Feb. 09, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 57,651,937
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 168,174
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$57,651,937
Total number of portfolio holdings	79
Portfolio turnover rate as of the end of the reporting period	40%
Total advisory fee paid (net of fee waivers/reimbursements)	$168,174

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
Alibaba Group Holding Ltd.	6.0%
Naspers Ltd.	4.5%
China Merchants Bank Co. Ltd.	3.5%
HDFC Bank Ltd.	3.4%
Axis Bank Ltd.	2.6%
Ping An Insurance Group Co. of China Ltd.	2.5%
Samsung Electronics Co. Ltd.	2.3%
Shriram Finance Ltd.	2.2%
Hindalco Industries Ltd.	2.2%
Top Ten Countries
China	27.1%
India	13.6%
Taiwan	13.0%
South Africa	8.7%
Korea	7.6%
Brazil	5.7%
Chile	3.7%
Mexico	2.3%
Indonesia	2.3%
Vietnam	2.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
Alibaba Group Holding Ltd.	6.0%
Naspers Ltd.	4.5%
China Merchants Bank Co. Ltd.	3.5%
HDFC Bank Ltd.	3.4%
Axis Bank Ltd.	2.6%
Ping An Insurance Group Co. of China Ltd.	2.5%
Samsung Electronics Co. Ltd.	2.3%
Shriram Finance Ltd.	2.2%
Hindalco Industries Ltd.	2.2%

C000195522 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets Value Equity Fund
Class Name	Class R6
Trading Symbol	RMVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Emerging Markets Value Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Emerging Markets Value Equity Fund (Class R6/RMVRX)	$91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied economically to emerging market countries that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Negative	Weaker security selection within the Information Technology and Healthcare sectors detracted from relative returns.
Sector Asset Weighting	Positive	The Fund’s overweight exposure to the Consumer Discretionary and Financials sectors was a positive contributor.
Country Security Selection	Negative	Security selection in China detracted from the Fund’s performance.
Country Asset Weighting	Positive	The Fund’s overweight exposure to South Africa was a positive contributor.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 250,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC Emerging Markets Value Equity Fund (Class R6/RMVRX)	6.45%	11.68%	2.48%(a)
MSCI Emerging Markets Net Total Return USD Index	8.09%	7.94%	1.95%
(a)	Commenced operations on February 9, 2018.

Performance Inception Date	Feb. 09, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 57,651,937
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 168,174
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$57,651,937
Total number of portfolio holdings	79
Portfolio turnover rate as of the end of the reporting period	40%
Total advisory fee paid (net of fee waivers/reimbursements)	$168,174

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
Alibaba Group Holding Ltd.	6.0%
Naspers Ltd.	4.5%
China Merchants Bank Co. Ltd.	3.5%
HDFC Bank Ltd.	3.4%
Axis Bank Ltd.	2.6%
Ping An Insurance Group Co. of China Ltd.	2.5%
Samsung Electronics Co. Ltd.	2.3%
Shriram Finance Ltd.	2.2%
Hindalco Industries Ltd.	2.2%
Top Ten Countries
China	27.1%
India	13.6%
Taiwan	13.0%
South Africa	8.7%
Korea	7.6%
Brazil	5.7%
Chile	3.7%
Mexico	2.3%
Indonesia	2.3%
Vietnam	2.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
Alibaba Group Holding Ltd.	6.0%
Naspers Ltd.	4.5%
China Merchants Bank Co. Ltd.	3.5%
HDFC Bank Ltd.	3.4%
Axis Bank Ltd.	2.6%
Ping An Insurance Group Co. of China Ltd.	2.5%
Samsung Electronics Co. Ltd.	2.3%
Shriram Finance Ltd.	2.2%
Hindalco Industries Ltd.	2.2%

C000232919 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Global Equity Leaders Fund
Class Name	Class A
Trading Symbol	RGELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Global Equity Leaders Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Global Equity Leaders Fund (Class A/RGELX)	$103	1.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund aims to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund also will, under normal market conditions: (1) invest at least 40% of its assets outside the United States, or if market conditions are not favorable, at least 30% of its assets outside the United States, and (2) hold securities of issuers located in at least three countries.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in DBS Group Holdings Ltd, Netflix Inc., andTaiwan Semiconductor Manufacturing Co Ltd provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Novo Nordisk A/S, Microsoft Corp., and Valero Energy Corp. detracted the most from stock-specific contribution to absolute performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC Global Equity Leaders Fund (Class A/RGELX)— including sales load (5.75%)	0.02%	-0.44%(a)
RBC Global Equity Leaders Fund (Class A/RGELX)	6.09%	1.37%(a)
MSCI ACWI Net Total Return USD Index	7.15%	5.09%
(a)	Commenced operations on December 15, 2021.

Performance Inception Date	Dec. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 5,264,786
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ (163,426)
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,264,786
Total number of portfolio holdings	35
Portfolio turnover rate as of the end of the reporting period	70%
Total advisory fee paid (net of fee waivers/reimbursements)	$(163,426)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	6.3%
Unilever Plc	4.7%
DBS Group Holdings Ltd.	4.6%
Amazon.com, Inc.	4.6%
Safran SA	4.1%
ABB Ltd.	4.0%
UnitedHealth Group, Inc.	3.8%
ICICI Bank Ltd.	3.7%
McKesson Corp.	3.4%
SAP SE	3.3%
Top Ten Countries
United States	62.9%
United Kingdom	4.7%
Singapore	4.6%
France	4.1%
Switzerland	3.9%
India	3.7%
Germany	3.3%
Italy	3.1%
Ireland	3.0%
Hong Kong	3.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.3%
Unilever Plc	4.7%
DBS Group Holdings Ltd.	4.6%
Amazon.com, Inc.	4.6%
Safran SA	4.1%
ABB Ltd.	4.0%
UnitedHealth Group, Inc.	3.8%
ICICI Bank Ltd.	3.7%
McKesson Corp.	3.4%
SAP SE	3.3%

C000232918 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Global Equity Leaders Fund
Class Name	Class I
Trading Symbol	RGLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Global Equity Leaders Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Global Equity Leaders Fund (Class I/RGLIX)	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund aims to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund also will, under normal market conditions: (1) invest at least 40% of its assets outside the United States, or if market conditions are not favorable, at least 30% of its assets outside the United States, and (2) hold securities of issuers located in at least three countries.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in DBS Group Holdings Ltd, Netflix Inc., andTaiwan Semiconductor Manufacturing Co Ltd provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Novo Nordisk A/S, Microsoft Corp., and Valero Energy Corp. detracted the most from stock-specific contribution to absolute performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 100,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC Global Equity Leaders Fund (Class I/RGLIX)	6.34%	1.63%(a)
MSCI ACWI Net Total Return USD Index	7.15%	5.09%
(a)	Commenced operations on December 15, 2021.

Performance Inception Date	Dec. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 5,264,786
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ (163,426)
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,264,786
Total number of portfolio holdings	35
Portfolio turnover rate as of the end of the reporting period	70%
Total advisory fee paid (net of fee waivers/reimbursements)	$(163,426)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	6.3%
Unilever Plc	4.7%
DBS Group Holdings Ltd.	4.6%
Amazon.com, Inc.	4.6%
Safran SA	4.1%
ABB Ltd.	4.0%
UnitedHealth Group, Inc.	3.8%
ICICI Bank Ltd.	3.7%
McKesson Corp.	3.4%
SAP SE	3.3%
Top Ten Countries
United States	62.9%
United Kingdom	4.7%
Singapore	4.6%
France	4.1%
Switzerland	3.9%
India	3.7%
Germany	3.3%
Italy	3.1%
Ireland	3.0%
Hong Kong	3.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.3%
Unilever Plc	4.7%
DBS Group Holdings Ltd.	4.6%
Amazon.com, Inc.	4.6%
Safran SA	4.1%
ABB Ltd.	4.0%
UnitedHealth Group, Inc.	3.8%
ICICI Bank Ltd.	3.7%
McKesson Corp.	3.4%
SAP SE	3.3%

C000232920 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Global Equity Leaders Fund
Class Name	Class R6
Trading Symbol	RGRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Global Equity Leaders Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Global Equity Leaders Fund (Class R6/RGRLX)	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund aims to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund also will, under normal market conditions: (1) invest at least 40% of its assets outside the United States, or if market conditions are not favorable, at least 30% of its assets outside the United States, and (2) hold securities of issuers located in at least three countries.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in DBS Group Holdings Ltd, Netflix Inc., andTaiwan Semiconductor Manufacturing Co Ltd provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Novo Nordisk A/S, Microsoft Corp., and Valero Energy Corp. detracted the most from stock-specific contribution to absolute performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 250,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC Global Equity Leaders Fund (Class R6/RGRLX)	6.39%	1.68%(a)
MSCI ACWI Net Total Return USD Index	7.15%	5.09%
(a)	Commenced operations on December 15, 2021.

Performance Inception Date	Dec. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 5,264,786
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ (163,426)
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,264,786
Total number of portfolio holdings	35
Portfolio turnover rate as of the end of the reporting period	70%
Total advisory fee paid (net of fee waivers/reimbursements)	$(163,426)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	6.3%
Unilever Plc	4.7%
DBS Group Holdings Ltd.	4.6%
Amazon.com, Inc.	4.6%
Safran SA	4.1%
ABB Ltd.	4.0%
UnitedHealth Group, Inc.	3.8%
ICICI Bank Ltd.	3.7%
McKesson Corp.	3.4%
SAP SE	3.3%
Top Ten Countries
United States	62.9%
United Kingdom	4.7%
Singapore	4.6%
France	4.1%
Switzerland	3.9%
India	3.7%
Germany	3.3%
Italy	3.1%
Ireland	3.0%
Hong Kong	3.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.3%
Unilever Plc	4.7%
DBS Group Holdings Ltd.	4.6%
Amazon.com, Inc.	4.6%
Safran SA	4.1%
ABB Ltd.	4.0%
UnitedHealth Group, Inc.	3.8%
ICICI Bank Ltd.	3.7%
McKesson Corp.	3.4%
SAP SE	3.3%

C000235076 [Member]
Shareholder Report [Line Items]
Fund Name	RBC China Equity Fund
Class Name	Class A
Trading Symbol	RCEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC China Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC China Equity Fund (Class A/RCEAX)	$147	1.30%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity investments in issuers economically tied to China. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. For purposes of the 80% investment policy, China includes Mainland China, Hong Kong, and Macau.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Negative	Security selection within the Consumer Discretionary and Healthcare sectors detracted from relative returns.
Sector Asset Weighting	Positive	The Fund’s underweight exposure to Energy and Utilities sectors benefited relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC China Equity Fund (Class A/RCEAX)— including sales load (5.75%)	18.55%	-1.25%(a)
RBC China Equity Fund (Class A/RCEAX) — excluding sales load	25.83%	0.74%(a)
MSCI China Net Total Return USD Index (Regulatory Benchmark)	40.44%	5.12%
MSCI China All Shares Net Total Return USD Index (Strategy Benchmark)	28.47%	1.48%
(a)	Commenced operations on April 11, 2022.

Performance Inception Date	Apr. 11, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 5,146,808
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ (208,760)
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,146,808
Total number of portfolio holdings	63
Portfolio turnover rate as of the end of the reporting period	132%
Total advisory fee paid (net of fee waivers/reimbursements)	$(208,760)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	9.9%
Alibaba Group Holding Ltd.	9.5%
Xiaomi Corp.	4.5%
Contemporary Amperex Technology Co. Ltd.	4.1%
Naspers Ltd.	4.0%
PDD Holdings, Inc.	3.6%
TAL Education Group	3.4%
Meituan	3.3%
Ping An Insurance Group Co. of China Ltd.	3.2%
Jinan Shengquan Group Share Holding Co. Ltd.	2.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings Ltd.	9.9%
Alibaba Group Holding Ltd.	9.5%
Xiaomi Corp.	4.5%
Contemporary Amperex Technology Co. Ltd.	4.1%
Naspers Ltd.	4.0%
PDD Holdings, Inc.	3.6%
TAL Education Group	3.4%
Meituan	3.3%
Ping An Insurance Group Co. of China Ltd.	3.2%
Jinan Shengquan Group Share Holding Co. Ltd.	2.7%

C000235077 [Member]
Shareholder Report [Line Items]
Fund Name	RBC China Equity Fund
Class Name	Class I
Trading Symbol	RBCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC China Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC China Equity Fund (Class I/RBCIX)	$119	1.05%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity investments in issuers economically tied to China. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. For purposes of the 80% investment policy, China includes Mainland China, Hong Kong, and Macau.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Negative	Security selection within the Consumer Discretionary and Healthcare sectors detracted from relative returns.
Sector Asset Weighting	Positive	The Fund’s underweight exposure to Energy and Utilities sectors benefited relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 100,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC China Equity Fund (Class I/RBCIX)	26.14%	0.98%(a)
MSCI China Net Total Return USD Index (Regulatory Benchmark)	40.44%	5.12%
MSCI China All Shares Net Total Return USD Index (Strategy Benchmark)	28.47%	1.48%
(a)	Commenced operations on April 11, 2022.

Performance Inception Date	Apr. 11, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 5,146,808
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ (208,760)
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,146,808
Total number of portfolio holdings	63
Portfolio turnover rate as of the end of the reporting period	132%
Total advisory fee paid (net of fee waivers/reimbursements)	$(208,760)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	9.9%
Alibaba Group Holding Ltd.	9.5%
Xiaomi Corp.	4.5%
Contemporary Amperex Technology Co. Ltd.	4.1%
Naspers Ltd.	4.0%
PDD Holdings, Inc.	3.6%
TAL Education Group	3.4%
Meituan	3.3%
Ping An Insurance Group Co. of China Ltd.	3.2%
Jinan Shengquan Group Share Holding Co. Ltd.	2.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings Ltd.	9.9%
Alibaba Group Holding Ltd.	9.5%
Xiaomi Corp.	4.5%
Contemporary Amperex Technology Co. Ltd.	4.1%
Naspers Ltd.	4.0%
PDD Holdings, Inc.	3.6%
TAL Education Group	3.4%
Meituan	3.3%
Ping An Insurance Group Co. of China Ltd.	3.2%
Jinan Shengquan Group Share Holding Co. Ltd.	2.7%

C000235075 [Member]
Shareholder Report [Line Items]
Fund Name	RBC China Equity Fund
Class Name	Class R6
Trading Symbol	RBCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC China Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC China Equity Fund (Class R6/RBCRX)	$113	1.00%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity investments in issuers economically tied to China. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. For purposes of the 80% investment policy, China includes Mainland China, Hong Kong, and Macau.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Negative	Security selection within the Consumer Discretionary and Healthcare sectors detracted from relative returns.
Sector Asset Weighting	Positive	The Fund’s underweight exposure to Energy and Utilities sectors benefited relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 250,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC China Equity Fund (Class R6/RBCRX)	26.20%	1.03%(a)
MSCI China Net Total Return USD Index (Regulatory Benchmark)	40.44%	5.12%
MSCI China All Shares Net Total Return USD Index (Strategy Benchmark)	28.47%	1.48%
(a)	Commenced operations on April 11, 2022.

Performance Inception Date	Apr. 11, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 5,146,808
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ (208,760)
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,146,808
Total number of portfolio holdings	63
Portfolio turnover rate as of the end of the reporting period	132%
Total advisory fee paid (net of fee waivers/reimbursements)	$(208,760)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	9.9%
Alibaba Group Holding Ltd.	9.5%
Xiaomi Corp.	4.5%
Contemporary Amperex Technology Co. Ltd.	4.1%
Naspers Ltd.	4.0%
PDD Holdings, Inc.	3.6%
TAL Education Group	3.4%
Meituan	3.3%
Ping An Insurance Group Co. of China Ltd.	3.2%
Jinan Shengquan Group Share Holding Co. Ltd.	2.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings Ltd.	9.9%
Alibaba Group Holding Ltd.	9.5%
Xiaomi Corp.	4.5%
Contemporary Amperex Technology Co. Ltd.	4.1%
Naspers Ltd.	4.0%
PDD Holdings, Inc.	3.6%
TAL Education Group	3.4%
Meituan	3.3%
Ping An Insurance Group Co. of China Ltd.	3.2%
Jinan Shengquan Group Share Holding Co. Ltd.	2.7%

C000240113 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets ex-China Equity Fund
Class Name	Class A
Trading Symbol	RECAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Emerging Markets ex-China Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Emerging Markets ex-China Equity Fund (Class A/RECAX)	$113	1.13%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities economically tied to emerging market countries (excluding China). For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection within the Financials and Consumer Discretionary sector contributed positively to relative returns.
Sector Asset Weighting	Positive	The Fund’s zero weighting to the Energy and Utilities sectors benefited relative returns.
Country security selection	Positive	Security selection in India and South Korea contributed positively to relative returns.
Country asset weighting	Negative	The Fund’s overweight exposure to Indonesia and Mexico detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC Emerging Markets ex-China Equity Fund (Class A/RECAX)— including sales load (5.75%)	-5.85%	6.80%(a)
RBC Emerging Markets ex-China Equity Fund (Class A/RECAX) — excluding sales load	-0.10%	9.60%(a)
MSCI Emerging Markets Net Total Return USD Index (Regulatory Benchmark)	8.09%	8.76%
MSCI Emerging Markets ex-China Total Return Net Index (Strategy Benchmark)	-2.14%	8.78%
(a)	Commenced operations on December 15, 2022.

Performance Inception Date	Dec. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 60,845,896
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 184,085
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$60,845,896
Total number of portfolio holdings	51
Portfolio turnover rate as of the end of the reporting period	17%
Total advisory fee paid (net of fee waivers/reimbursements)	$184,085

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Tata Consultancy Services Ltd.	3.9%
Mahindra & Mahindra Ltd.	3.9%
Antofagasta Plc	3.7%
HDFC Bank Ltd.	3.5%
HDFC Bank Ltd., ADR	3.1%
Fomento Economico Mexicano SAB de CV	3.1%
Unilever Plc	3.1%
Phoenix Mills Ltd. (The)	3.0%
Samsung Fire & Marine Insurance Co. Ltd.	2.7%
Top Ten Countries
India	27.3%
Taiwan	21.5%
Korea	12.9%
Brazil	8.2%
South Africa	5.7%
Mexico	5.0%
Chile	3.7%
Indonesia	3.6%
United Kingdom	3.1%
United States	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Tata Consultancy Services Ltd.	3.9%
Mahindra & Mahindra Ltd.	3.9%
Antofagasta Plc	3.7%
HDFC Bank Ltd.	3.5%
HDFC Bank Ltd., ADR	3.1%
Fomento Economico Mexicano SAB de CV	3.1%
Unilever Plc	3.1%
Phoenix Mills Ltd. (The)	3.0%
Samsung Fire & Marine Insurance Co. Ltd.	2.7%

C000240114 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets ex-China Equity Fund
Class Name	Class I
Trading Symbol	RECIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Emerging Markets ex-China Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Emerging Markets ex-China Equity Fund (Class I/RECIX)	$88	0.88%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities economically tied to emerging market countries (excluding China). For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection within the Financials and Consumer Discretionary sector contributed positively to relative returns.
Sector Asset Weighting	Positive	The Fund’s zero weighting to the Energy and Utilities sectors benefited relative returns.
Country security selection	Positive	Security selection in India and South Korea contributed positively to relative returns.
Country asset weighting	Negative	The Fund’s overweight exposure to Indonesia and Mexico detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 250,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC Emerging Markets ex-China Equity Fund (Class I/RECIX)	0.13%	9.89%(a)
MSCI Emerging Markets Net Total Return USD Index (Regulatory Benchmark)	8.09%	8.76%
MSCI Emerging Markets ex-China Total Return Net Index (Strategy Benchmark)	-2.14%	8.78%
(a)	Commenced operations on December 15, 2022.

Performance Inception Date	Dec. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 60,845,896
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 184,085
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$60,845,896
Total number of portfolio holdings	51
Portfolio turnover rate as of the end of the reporting period	17%
Total advisory fee paid (net of fee waivers/reimbursements)	$184,085

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Tata Consultancy Services Ltd.	3.9%
Mahindra & Mahindra Ltd.	3.9%
Antofagasta Plc	3.7%
HDFC Bank Ltd.	3.5%
HDFC Bank Ltd., ADR	3.1%
Fomento Economico Mexicano SAB de CV	3.1%
Unilever Plc	3.1%
Phoenix Mills Ltd. (The)	3.0%
Samsung Fire & Marine Insurance Co. Ltd.	2.7%
Top Ten Countries
India	27.3%
Taiwan	21.5%
Korea	12.9%
Brazil	8.2%
South Africa	5.7%
Mexico	5.0%
Chile	3.7%
Indonesia	3.6%
United Kingdom	3.1%
United States	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Tata Consultancy Services Ltd.	3.9%
Mahindra & Mahindra Ltd.	3.9%
Antofagasta Plc	3.7%
HDFC Bank Ltd.	3.5%
HDFC Bank Ltd., ADR	3.1%
Fomento Economico Mexicano SAB de CV	3.1%
Unilever Plc	3.1%
Phoenix Mills Ltd. (The)	3.0%
Samsung Fire & Marine Insurance Co. Ltd.	2.7%

C000240115 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets ex-China Equity Fund
Class Name	Class R6
Trading Symbol	RECRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Emerging Markets ex-China Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Emerging Markets ex-China Equity Fund (Class R6/RECRX)	$88	0.88%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities economically tied to emerging market countries (excluding China). For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection within the Financials and Consumer Discretionary sector contributed positively to relative returns.
Sector Asset Weighting	Positive	The Fund’s zero weighting to the Energy and Utilities sectors benefited relative returns.
Country security selection	Positive	Security selection in India and South Korea contributed positively to relative returns.
Country asset weighting	Negative	The Fund’s overweight exposure to Indonesia and Mexico detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 250,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC Emerging Markets ex-China Equity Fund (Class R6/RECRX)	0.18%	9.88%(a)
MSCI Emerging Markets Net Total Return USD Index (Regulatory Benchmark)	8.09%	8.76%
MSCI Emerging Markets ex-China Total Return Net Index (Strategy Benchmark)	-2.14%	8.78%
(a)	Commenced operations on December 15, 2022.

Performance Inception Date	Dec. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 60,845,896
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 184,085
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$60,845,896
Total number of portfolio holdings	51
Portfolio turnover rate as of the end of the reporting period	17%
Total advisory fee paid (net of fee waivers/reimbursements)	$184,085

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Tata Consultancy Services Ltd.	3.9%
Mahindra & Mahindra Ltd.	3.9%
Antofagasta Plc	3.7%
HDFC Bank Ltd.	3.5%
HDFC Bank Ltd., ADR	3.1%
Fomento Economico Mexicano SAB de CV	3.1%
Unilever Plc	3.1%
Phoenix Mills Ltd. (The)	3.0%
Samsung Fire & Marine Insurance Co. Ltd.	2.7%
Top Ten Countries
India	27.3%
Taiwan	21.5%
Korea	12.9%
Brazil	8.2%
South Africa	5.7%
Mexico	5.0%
Chile	3.7%
Indonesia	3.6%
United Kingdom	3.1%
United States	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Tata Consultancy Services Ltd.	3.9%
Mahindra & Mahindra Ltd.	3.9%
Antofagasta Plc	3.7%
HDFC Bank Ltd.	3.5%
HDFC Bank Ltd., ADR	3.1%
Fomento Economico Mexicano SAB de CV	3.1%
Unilever Plc	3.1%
Phoenix Mills Ltd. (The)	3.0%
Samsung Fire & Marine Insurance Co. Ltd.	2.7%

C000240118 [Member]
Shareholder Report [Line Items]
Fund Name	RBC International Equity Fund
Class Name	Class A
Trading Symbol	RIEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC International Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC International Equity Fund (Class A/RIEAX)	$104	1.04%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Mitsubishi UFJ Financial Group Inc., Hitachi Ltd, and EssilorLuxottica SA provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Novo Nordisk A/S,ASML Holding NV, and LVMH Moet Hennessy Louis Vuitton SE detracted the most from stock-specific contribution to absolute performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC International Equity Fund (Class A/RIEAX)— including sales load (5.75%)	-4.88%	6.51%(a)
RBC International Equity Fund (Class A/RIEAX) — excluding sales load	0.92%	9.29%(a)
MSCI EAFE Total Return Net Index	4.88%	10.87%
(a)	Commenced operations on December 14, 2022.

Performance Inception Date	Dec. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 24,692,752
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ (10,761)
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$24,692,752
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	35%
Total advisory fee paid (net of fee waivers/reimbursements)	$(10,761)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Mitsubishi UFJ Financial Group, Inc.	3.2%
EssilorLuxottica SA	3.0%
Hitachi Ltd.	2.8%
Sony Group Corp.	2.8%
Novo Nordisk A/S	2.8%
Mitsubishi Heavy Industries Ltd.	2.5%
Allianz SE	2.5%
Roche Holding AG	2.4%
DBS Group Holdings Ltd.	2.3%
ASML Holding NV	2.3%
Top Ten Countries
Japan	23.9%
United Kingdom	17.0%
France	9.7%
Germany	8.5%
Netherlands	5.8%
Australia	4.9%
Denmark	4.6%
Switzerland	4.1%
Ireland	4.0%
Spain	2.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Mitsubishi UFJ Financial Group, Inc.	3.2%
EssilorLuxottica SA	3.0%
Hitachi Ltd.	2.8%
Sony Group Corp.	2.8%
Novo Nordisk A/S	2.8%
Mitsubishi Heavy Industries Ltd.	2.5%
Allianz SE	2.5%
Roche Holding AG	2.4%
DBS Group Holdings Ltd.	2.3%
ASML Holding NV	2.3%

C000240117 [Member]
Shareholder Report [Line Items]
Fund Name	RBC International Equity Fund
Class Name	Class I
Trading Symbol	RIEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC International Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC International Equity Fund (Class I/RIEIX)	$79	0.79%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Mitsubishi UFJ Financial Group Inc., Hitachi Ltd, and EssilorLuxottica SA provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Novo Nordisk A/S,ASML Holding NV, and LVMH Moet Hennessy Louis Vuitton SE detracted the most from stock-specific contribution to absolute performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 100,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC International Equity Fund (Class I/RIEIX)	1.19%	9.57%(a)
MSCI EAFE Total Return Net Index	4.88%	10.87%
(a)	Commenced operations on December 14, 2022.

Performance Inception Date	Dec. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 24,692,752
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ (10,761)
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$24,692,752
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	35%
Total advisory fee paid (net of fee waivers/reimbursements)	$(10,761)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Mitsubishi UFJ Financial Group, Inc.	3.2%
EssilorLuxottica SA	3.0%
Hitachi Ltd.	2.8%
Sony Group Corp.	2.8%
Novo Nordisk A/S	2.8%
Mitsubishi Heavy Industries Ltd.	2.5%
Allianz SE	2.5%
Roche Holding AG	2.4%
DBS Group Holdings Ltd.	2.3%
ASML Holding NV	2.3%
Top Ten Countries
Japan	23.9%
United Kingdom	17.0%
France	9.7%
Germany	8.5%
Netherlands	5.8%
Australia	4.9%
Denmark	4.6%
Switzerland	4.1%
Ireland	4.0%
Spain	2.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Mitsubishi UFJ Financial Group, Inc.	3.2%
EssilorLuxottica SA	3.0%
Hitachi Ltd.	2.8%
Sony Group Corp.	2.8%
Novo Nordisk A/S	2.8%
Mitsubishi Heavy Industries Ltd.	2.5%
Allianz SE	2.5%
Roche Holding AG	2.4%
DBS Group Holdings Ltd.	2.3%
ASML Holding NV	2.3%

C000240116 [Member]
Shareholder Report [Line Items]
Fund Name	RBC International Equity Fund
Class Name	Class R6
Trading Symbol	RIERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC International Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC International Equity Fund (Class R6/RIERX)	$74	0.74%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Mitsubishi UFJ Financial Group Inc., Hitachi Ltd, and EssilorLuxottica SA provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Novo Nordisk A/S,ASML Holding NV, and LVMH Moet Hennessy Louis Vuitton SE detracted the most from stock-specific contribution to absolute performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 250,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC International Equity Fund (Class R6/RIERX)	1.24%	9.66%(a)
MSCI EAFE Total Return Net Index	4.88%	10.87%
(a)	Commenced operations on December 14, 2022.

Performance Inception Date	Dec. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 24,692,752
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ (10,761)
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$24,692,752
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	35%
Total advisory fee paid (net of fee waivers/reimbursements)	$(10,761)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Mitsubishi UFJ Financial Group, Inc.	3.2%
EssilorLuxottica SA	3.0%
Hitachi Ltd.	2.8%
Sony Group Corp.	2.8%
Novo Nordisk A/S	2.8%
Mitsubishi Heavy Industries Ltd.	2.5%
Allianz SE	2.5%
Roche Holding AG	2.4%
DBS Group Holdings Ltd.	2.3%
ASML Holding NV	2.3%
Top Ten Countries
Japan	23.9%
United Kingdom	17.0%
France	9.7%
Germany	8.5%
Netherlands	5.8%
Australia	4.9%
Denmark	4.6%
Switzerland	4.1%
Ireland	4.0%
Spain	2.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Mitsubishi UFJ Financial Group, Inc.	3.2%
EssilorLuxottica SA	3.0%
Hitachi Ltd.	2.8%
Sony Group Corp.	2.8%
Novo Nordisk A/S	2.8%
Mitsubishi Heavy Industries Ltd.	2.5%
Allianz SE	2.5%
Roche Holding AG	2.4%
DBS Group Holdings Ltd.	2.3%
ASML Holding NV	2.3%

C000240120 [Member]
Shareholder Report [Line Items]
Fund Name	RBC International Small Cap Equity Fund
Class Name	Class A
Trading Symbol	RISSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC International Small Cap Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC International Small Cap Equity Fund (Class A/RISSX)	$129	1.24%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of small companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the MSCI ACWI ex USA Small Cap Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Sanrio Co Ltd, Fujikura Ltd, and Asics Corp. provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in M&A Research Institute Holdings Inc., Stabilus SE, and Laboratorios Farmaceuticos Rovi SA detracted the most from stock-specific contribution to absolute performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC International Small Cap Equity Fund (Class A/RISSX)— including sales load (5.75%)	1.41%	5.41%(a)
RBC International Small Cap Equity Fund (Class A/RISSX) — excluding sales load	7.64%	8.17%(a)
MSCI ACWI ex USA Net Total Return USD Index (Regulatory Benchmark)	6.09%	10.13%
MSCI ACWI ex USA Small Cap Total Return Net Index (Strategy Benchmark)	1.87%	7.36%
(a)	Commenced operations on December 14, 2022.

Performance Inception Date	Dec. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 6,017,863
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ (145,001)
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,017,863
Total number of portfolio holdings	69
Portfolio turnover rate as of the end of the reporting period	46%
Total advisory fee paid (net of fee waivers/reimbursements)	$(145,001)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Ryohin Keikaku Co. Ltd.	3.7%
Kawasaki Heavy Industries Ltd.	3.2%
Sanrio Co. Ltd.	2.8%
SpareBank 1 SMN	2.8%
Cranswick Plc	2.7%
Voltronic Power Technology Corp.	2.6%
International Container Terminal Services, Inc.	2.6%
Asics Corp.	2.6%
Gaztransport Et Technigaz SA	2.5%
BayCurrent Inc	2.2%
Top Ten Countries
Japan	24.3%
United Kingdom	12.6%
Sweden	7.8%
Norway	7.2%
India	7.0%
Taiwan	6.8%
France	5.1%
Germany	4.2%
United States	3.6%
Australia	3.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Ryohin Keikaku Co. Ltd.	3.7%
Kawasaki Heavy Industries Ltd.	3.2%
Sanrio Co. Ltd.	2.8%
SpareBank 1 SMN	2.8%
Cranswick Plc	2.7%
Voltronic Power Technology Corp.	2.6%
International Container Terminal Services, Inc.	2.6%
Asics Corp.	2.6%
Gaztransport Et Technigaz SA	2.5%
BayCurrent Inc	2.2%

C000240121 [Member]
Shareholder Report [Line Items]
Fund Name	RBC International Small Cap Equity Fund
Class Name	Class I
Trading Symbol	RISIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC International Small Cap Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC International Small Cap Equity Fund (Class I/RISIX)	$103	0.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of small companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the MSCI ACWI ex USA Small Cap Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Sanrio Co Ltd, Fujikura Ltd, and Asics Corp. provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in M&A Research Institute Holdings Inc., Stabilus SE, and Laboratorios Farmaceuticos Rovi SA detracted the most from stock-specific contribution to absolute performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 100,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC International Small Cap Equity Fund (Class I/RISIX)	7.90%	8.44%(a)
MSCI ACWI ex USA Net Total Return USD Index (Regulatory Benchmark)	6.09%	10.13%
MSCI ACWI ex USA Small Cap Total Return Net Index (Strategy Benchmark)	1.87%	7.36%
(a)	Commenced operations on December 14, 2022.

Performance Inception Date	Dec. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 6,017,863
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ (145,001)
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,017,863
Total number of portfolio holdings	69
Portfolio turnover rate as of the end of the reporting period	46%
Total advisory fee paid (net of fee waivers/reimbursements)	$(145,001)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Ryohin Keikaku Co. Ltd.	3.7%
Kawasaki Heavy Industries Ltd.	3.2%
Sanrio Co. Ltd.	2.8%
SpareBank 1 SMN	2.8%
Cranswick Plc	2.7%
Voltronic Power Technology Corp.	2.6%
International Container Terminal Services, Inc.	2.6%
Asics Corp.	2.6%
Gaztransport Et Technigaz SA	2.5%
BayCurrent Inc	2.2%
Top Ten Countries
Japan	24.3%
United Kingdom	12.6%
Sweden	7.8%
Norway	7.2%
India	7.0%
Taiwan	6.8%
France	5.1%
Germany	4.2%
United States	3.6%
Australia	3.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Ryohin Keikaku Co. Ltd.	3.7%
Kawasaki Heavy Industries Ltd.	3.2%
Sanrio Co. Ltd.	2.8%
SpareBank 1 SMN	2.8%
Cranswick Plc	2.7%
Voltronic Power Technology Corp.	2.6%
International Container Terminal Services, Inc.	2.6%
Asics Corp.	2.6%
Gaztransport Et Technigaz SA	2.5%
BayCurrent Inc	2.2%

C000240119 [Member]
Shareholder Report [Line Items]
Fund Name	RBC International Small Cap Equity Fund
Class Name	Class R6
Trading Symbol	RISRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC International Small Cap Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC International Small Cap Equity Fund (Class R6/RISRX)	$98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of small companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the MSCI ACWI ex USA Small Cap Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Sanrio Co Ltd, Fujikura Ltd, and Asics Corp. provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in M&A Research Institute Holdings Inc., Stabilus SE, and Laboratorios Farmaceuticos Rovi SA detracted the most from stock-specific contribution to absolute performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 250,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC International Small Cap Equity Fund (Class R6/RISRX)	7.95%	8.48%(a)
MSCI ACWI ex USA Net Total Return USD Index (Regulatory Benchmark)	6.09%	10.13%
MSCI ACWI ex USA Small Cap Total Return Net Index (Strategy Benchmark)	1.87%	7.36%
(a)	Commenced operations on December 14, 2022.

Performance Inception Date	Dec. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 6,017,863
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ (145,001)
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,017,863
Total number of portfolio holdings	69
Portfolio turnover rate as of the end of the reporting period	46%
Total advisory fee paid (net of fee waivers/reimbursements)	$(145,001)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Ryohin Keikaku Co. Ltd.	3.7%
Kawasaki Heavy Industries Ltd.	3.2%
Sanrio Co. Ltd.	2.8%
SpareBank 1 SMN	2.8%
Cranswick Plc	2.7%
Voltronic Power Technology Corp.	2.6%
International Container Terminal Services, Inc.	2.6%
Asics Corp.	2.6%
Gaztransport Et Technigaz SA	2.5%
BayCurrent Inc	2.2%
Top Ten Countries
Japan	24.3%
United Kingdom	12.6%
Sweden	7.8%
Norway	7.2%
India	7.0%
Taiwan	6.8%
France	5.1%
Germany	4.2%
United States	3.6%
Australia	3.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Ryohin Keikaku Co. Ltd.	3.7%
Kawasaki Heavy Industries Ltd.	3.2%
Sanrio Co. Ltd.	2.8%
SpareBank 1 SMN	2.8%
Cranswick Plc	2.7%
Voltronic Power Technology Corp.	2.6%
International Container Terminal Services, Inc.	2.6%
Asics Corp.	2.6%
Gaztransport Et Technigaz SA	2.5%
BayCurrent Inc	2.2%